Annual Total Returns- Vanguard Information Technology Index Fund (ETF) [BarChart] - ETF - Vanguard Information Technology Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.74%	0.52%	14.05%	30.91%	18.01%	5.02%	13.73%	37.07%	2.52%	48.68%